Offsets	Feb. 26, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TDE Group Limited
Form or Filing Type	F-1
File Number	333-289968
Initial Filing Date	Aug. 29, 2025
Fee Offset Claimed	$ 2,544.97
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed | shares	2,779,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 16,677,000.00
Termination / Withdrawal Statement	Withdrawal
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TDE Group Limited
Form or Filing Type	F-1
File Number	333-289968
Filing Date	Aug. 29, 2025
Fee Paid with Fee Offset Source	$ 2,544.97
Offset Note	(5) Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the registration fee due under this Registration Statement by $2,544.97, which represents the registration fee previously paid with respect to $16,677,000 of unsold securities previously registered on the Registration Statement on Form F-1 (File No. 333-289968), initially filed with the SEC on August 29, 2025. Accordingly, the registrant is submitting additional filing fees of $158.34 in connection with this Registration Statement.